Contingencies - Additional Information (Detail) In Millions, unless otherwise specified	0 Months Ended		1 Months Ended	3 Months Ended
	Mar. 26, 2012	Sep. 27, 2007	Jan. 31, 2009 EUR (€)	May 31, 2012 USD ($)	May 31, 2013 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Accrual amount for contingencies				$ 25.5	$ 63.5
Agreement obligation satisfaction period subsequent to agreement	3 years	18 months
Agreement time period of adherance to Code of Business Conduct and Ethics		5 years
Minimum time period of international sales compliance monitor	18 months
Penalty paid				17.3
Aggregate amount paid to settle civil claims				5.6
Lawsuit seeking amount for damages			€ 30